Related Party Transactions - Schedule of Outstanding Balance with Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transactions [Abstract]
Other payables and accruals	¥ 10,308	$ 1,474	¥ 29,344
Other non-current liabilities	6,374	911
Outstanding balance with related party	¥ 16,682	$ 2,385	¥ 29,344